Performance Management	Aug. 31, 2025
Seafarer Overseas Growth and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index, a broad-based securities market index, and the Morningstar Emerging Markets Net Return USD Index, an additional index that is also representative of the Fund’s strategy. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at seafarerfunds.com or by calling 1-855-732-9220.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
Bar Chart [Heading]	Annual Total Returns Institutional Class (SIGIX) for calendar years ended December 31
Bar Chart Closing [Text Block]
Best Quarter – Q4 2020	20.83%
Worst Quarter – Q1 2020	-23.18%
The Fund’s Institutional Class year-to-date return as of June 30, 2025 was 16.33%.
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for the Institutional Class shares of the Fund.
Performance Availability Website Address [Text]	seafarerfunds.com
Performance Availability Phone [Text]	1-855-732-9220
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	16.33%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.83%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Seafarer Overseas Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index, a broad-based securities market index, and the Morningstar Emerging Markets Net Return USD Index, an additional index that is also representative of the Fund’s strategy. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at seafarerfunds.com or by calling 1-855-732-9220.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
Bar Chart [Heading]	Annual Total Return Institutional Class (SIVLX) for calendar years ended December 31
Bar Chart Closing [Text Block]
Best Quarter – Q4 2020	19.36%
Worst Quarter – Q1 2020	-27.10%
The Fund’s Institutional Class year-to-date return as of June 30, 2025 was 20.85%.
Performance Table Heading	Average Annual Total Return For periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for the Institutional Class shares of the Fund.
Performance Availability Website Address [Text]	seafarerfunds.com
Performance Availability Phone [Text]	1-855-732-922
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	20.85%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.36%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020